Submission	Feb. 26, 2026
Submission [Line Items]
Central Index Key	0001084554
Registrant Name	LIGHTBRIDGE CORPORATION
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Lightbridge Corporation